Related Party Transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
21.	RELATED PARTY TRANSACTIONS

The principal related parties with which the Group had transactions during the years presented are as follows:

Name of related party	Relationship with the Group
Lager Network Technology Co, Ltd.(“Lager Network”)	Company with the same key senior executive of the Company prior to June 2009

Shanghai 51 network development Co., Ltd. (“51 Network”)	A VIE of 51.com invested by Giant Interactive

Prexton Investment Ltd., (“Prexton Investment”)	Company with the same key senior executive of the Company

Shanghai Jiante Biotechnology Co., Ltd.(“Shanghai Jiante”)	Company controlled by Mr. Shi Yuzhu

Huayi Juren Information	Equity investee
Significant related party transactions were as follows:

	For the year ended December 31,
	2009	2010
	(RMB)	(RMB)	(US$)
License fee received and receivable from Lager Network	918,155	—	—
Payroll paid on behalf by Lager Network	(921,338)	—	—
Technical service fee paid to 51 network	(13,909)	(12,789)	(1,938)
Rental fee to Prexton Investment	(21,548)	(3,592)	(544)
Rental fee to Shanghai Jiante	—	(3,180,000)	(481,818)
Advances to Huayi Juren Information (Note 5)	—	25,000,000	3,787,879
Effective June 2009, Lager Network is no longer the Company’s related party as the Company’s senior executive has resigned from the directorship of Lager Network.

Due from related parties as of December 31, 2009 and 2010 are as follows:

	December 31,
	2009	2010
	(RMB)	(RMB)	(US$)
Receivable from:
-Prexton Investment — rental fee	3,592	—	—
-Huayi Juren Information (Note 5)	—	25,000,000	3,787,879

Total	3,592	25,000,000	3,787,879

All balances with the related parties as of December 31, 2009 and 2010 were unsecured, interest-free and have no fixed term of repayment.